Segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmented information
Other assets (non-current)	$ 36,994	$ 16,251
Property, plant and equipment	111,696	83,712
Exploration and evaluation	55,126	3,635	$ 41,870
Revenues	64,046	7,661
Cost of sales	(56,643)	(7,661)
Other operating cost	(64,355)	(12,919)
General and administrative	(36,837)	(21,655)
Exploration and evaluation	(515)	(1,197)
Impairment of assets	(140,000)	(121,594)
Operating loss	(234,304)	(157,365)
Evaluation and Development Assets
Segmented information
Other assets (non-current)	36,994	16,251
Mining interest	580,479	475,621
Property, plant and equipment	111,696	83,712
Exploration and evaluation	55,126	3,635
Total non-current assets	784,295	579,219
CANADA
Segmented information
Revenues	21,648	7,661
Cost of sales	(21,648)	(7,661)
Other operating cost	(52,914)	(12,919)
General and administrative	(31,297)	(18,552)
Exploration and evaluation	(515)	(1,073)
Impairment of assets	(59,000)	(100,435)
Operating loss	(143,726)	(132,979)
CANADA | Evaluation and Development Assets
Segmented information
Other assets (non-current)	16,252	3,767
Mining interest	372,061	394,329
Property, plant and equipment	63,655	61,520
Exploration and evaluation	3,653	3,635
Total non-current assets	455,621	463,251
Mexico
Segmented information
Revenues	19,620
Cost of sales	(19,620)
Other operating cost	(11,423)
General and administrative	(2,829)	(3,103)
Exploration and evaluation		(124)
Impairment of assets	(81,000)	(21,159)
Operating loss	(95,252)	(24,386)
Mexico | Evaluation and Development Assets
Segmented information
Other assets (non-current)	17,485	12,484
Mining interest	16,822	81,292
Property, plant and equipment	21,688	22,192
Total non-current assets	55,995	$ 115,968
USA
Segmented information
Revenues	22,778
Cost of sales	(15,375)
Other operating cost	(18)
General and administrative	(2,711)
Operating loss	4,674
USA | Evaluation and Development Assets
Segmented information
Other assets (non-current)	3,257
Mining interest	191,596
Property, plant and equipment	26,353
Exploration and evaluation	51,473
Total non-current assets	$ 272,679